Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2023	$ 185
2024	148
2025	209
2026	209
2027and thereafter	7,739
Tax Loss And Tax Credits, Total	8,490
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2023	156
2024	20
2025	192
2026	191
2027and thereafter	5,707
Tax Loss And Tax Credits, Total	6,266
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2023	29
2024	128
2025	17
2026	18
2027and thereafter	2,032
Tax Loss And Tax Credits, Total	$ 2,224